Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 186,462	$ 99,887
Accounts receivable	65,458	42,329
Prepaid expenses and other current assets	17,720	9,067
Derivative financial instruments	0	116
Inventories	9,713	6,122
Total current assets	279,353	157,521
Non-current assets
Vessels and drydock	4,090,094	2,913,254
Vessels under construction	55,376	137,917
Other assets	50,684	21,495
Goodwill	11,482	0
Restricted cash	11,387	0
Total non-current assets	4,219,023	3,072,666
Total assets	4,498,376	3,230,187
Current liabilities
Current portion of long-term debt	113,036	353,012
Finance lease liability	50,146	0
Accounts payable	13,044	9,282
Accrued expenses	32,838	23,024
Total current liabilities	209,064	385,318
Non-current liabilities
Long-term debt	1,937,018	1,529,669
Finance lease liability	666,993	0
Total non-current liabilities	2,604,011	1,529,669
Total liabilities	2,813,075	1,914,987
Shareholders’ equity
Common stock, $0.01 par value per share; 400,000,000 shares authorized; 326,507,544 and 174,629,755 issued and outstanding shares as of December 31, 2017 and December 31, 2016, respectively.	3,766	2,247
Additional paid-in capital	2,283,591	1,756,769
Treasury shares	(443,816)	(443,816)
Accumulated deficit	(158,240)	0
Total shareholders’ equity	1,685,301	1,315,200
Total liabilities and shareholders’ equity	$ 4,498,376	$ 3,230,187